UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

          Investment Company Act file number      811-21030
                                            -----------------------------
                        ACP Continuum Return Fund II, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
  ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               John H. Grady, Jr.
                        Turner Investment Partners, Inc.
                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                   Date of reporting period: December 31, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                              FINANCIAL STATEMENTS

                        ACP CONTINUUM RETURN FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

[LOGO OMITTED]
  ASCENDANT
   CAPITAL
  PARTNERS


2003 OVERVIEW                                       ACP CONTINUUM RETURN FUND II


FUND OBJECTIVE
The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). Ascendant Capital Partners, LLC will invest the Fund's assets in underlying funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

PERFORMANCE REVIEW
For 2003 the ACP Continuum Return Fund gained 6.76% and since inception is up 7.64%. 90 day T-bills gained 1.04% for the year and are up 2.41% since the inception of our fund in April of 2002. The Lehman Aggregate Bond Index is up 4.37% for the year and 15.94% since inception respectively.

The fund continues to deliver returns that are in line with its stated goals. Importantly, these returns are being delivered with very low volatility and have a very low correlation with the returns of traditional fixed income instruments. Since inception, our correlation to the returns of the Lehman Aggregate Bond Index is close to zero, at .06. With such low correlation to traditional fixed income investments, the fund can serve an important role as a diversifier within a client's overall portfolio and especially within their fixed income allocations. The goal is to earn fixed income-like returns without incurring unwanted interest rate risk.

For all of 2003 the returns of our individual managers ranged from +.78% to +12.93%.

Our best performing manager during the year was our low-leverage convertible arbitrage manager. Most of their return was earned during the first half of the year as credit spreads narrowed and equities began to rebound. As the year went on, volatility shrank dramatically which moderated their gains. The overall convertible strategy became a little crowded early in the year but still offers decent returns. We continue to feel comfortable with our manager's low-leverage approach and excellent risk controls. Our worst performing manager was our equity statistical arbitrage manager. This strategy is a "mean reversion" strategy which involves tracking homogeneous groups of stocks, waiting for mispricings to occur, then going long and short equal amounts of different stocks within the same group with the outlook that the mispricing will correct. It assumes that statistical relationships, between different stocks within similar groups, will persist. 2003 was a difficult year for this strategy as a whole, not just for our manager. We are currently reviewing our investment here. We want to determine if this was a one-year event or if something has structurally changed in the markets, which is hurting this


                See Accompanying Notes to Financial Statements                 1
strategy. In a year such as 2003, when large amounts of money is moving into the market, sometimes individual company characteristics can be overwhelmed by market or industry flows.

Our merger arbitrage funds rebounded a little during the year. An improving economy as well as a weaker dollar bodes well for continued merger activity. A lot of money has come out of this strategy over the last two years so we expect it to do well again in 2004.

The distressed debt area had a great year in 2003 as credit spreads narrowed along with the improving economy. We consider our manager to be "hedged distressed" so we did not expect them to participate fully in this move. However, they did have a good year and met with our expectations. We believe that much of the move in the distressed area is over and credit spreads are at risk of widening should any slowdown in the economy occur later this year.

Lastly, our low volatility long short manager had a great year. This manager focuses on the natural resource area and participated in the significant move this sector had in 2003. This manager has a number of years experience in this area and has an excellent set of risk controls, which helps him capture returns from this area without incurring large amounts of risk. We believe that the natural resource sectors of the market, which have been out of favor for years, will be a good growth area for some time to come.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.



All the best,

/s/GARY E. SHUGRUE

Gary E. Shugrue










                See Accompanying Notes to Financial Statements                 2

                        ACP CONTINUUM RETURN FUND II, LLC

                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003











                                TABLE OF CONTENTS


Report of Independent Auditors                                                 1
Schedule of Investments                                                        2
Statement of Assets, Liabilities and Members' Capital                          3
Statement of Operations                                                        4
Statement of Changes in Members' Capital                                       5
Statements of Cash Flows                                                       6
Notes to Financial Statements                                                  7
Board of Directors                                                            13
Fund Officers                                                                 14

[LOGO OMITTED] ERNST & YOUNG LLP

                     r Two Commerce Square               r Phone: (215) 448-5000
                       Suite 4000
                       2001 Market Street
                       Philadelphia, Pennsylvania
                       19103-7096


                         REPORT OF INDEPENDENT AUDITORS

To the Members and Board of Directors of ACP Continuum Return Fund II, LLC

We have audited the accompanying statement of assets, liabilities and members' capital, including the schedule of investments, of ACP Continuum Return Fund II, LLC (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended and the statements of changes in members' capital and cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2003. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ACP Continuum Return Fund II, LLC at December 31, 2003, the results of its operations for the year then ended, and its changes in members' capital and cash flows for the period April 1, 2002 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States.



                                                            /s/ERNST & YOUNG LLP


February 24, 2004

ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31, 2003
INVESTMENTS IN UNDERLYING FUNDS - 99.71%

       CONVERTIBLE ARBITRAGE - 15.56%
            Argent LowLev Convertible Arbitrage Fund, LLC (Cost $175,000)                $      213,334
                                                                                        ---------------
                                                                                                213,334
                                                                                        ---------------

       FIXED INCOME - 16.14%
            Van Eck Hard Assets, LP (Cost $200,000)                                             221,335
                                                                                        ---------------
                                                                                                221,335
                                                                                        ---------------

       HEDGED DISTRESSED - 14.86%
            Mellon HBV Rediscovered Opportunities Fund, LP (Cost $175,000)                      203,846
                                                                                        ---------------
                                                                                                203,846
                                                                                        ---------------

       MERGER ARBITRAGE - 26.08%
            Arbitrage Associates, LP (Cost $175,000)                                            181,812
            West Broadway Partners, LP (Cost $175,000)                                          175,933
                                                                                        ---------------
                                                                                                357,744
                                                                                        ---------------

       MULTI-STRATEGY - 14.22%
            Taconic Capital Partners, LP (Cost $175,000)                                        195,063
                                                                                        ---------------
                                                                                                195,063
                                                                                        ---------------

       STATISTICAL ARBITRAGE - 12.85%
            Tiedemann Invictus Equity Statistical Arbitrage Fund, LP (Cost $175,000)            176,170
                                                                                        ---------------
                                                                                                176,170
                                                                                        ---------------


       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,250,000)                                1,367,493
                                                                                        ---------------

                                                                                                  3,926
       OTHER ASSETS, LESS LIABILITIES - 0.29%                                           ---------------
       MEMBERS' CAPITAL - 100.00%                                                        $    1,371,419
                                                                                        ===============


                 See Accompanying Notes to Financial Statements
                                        2

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                       DECEMBER 31, 2003
ASSETS

Investments in Underlying Funds, at fair value (cost - $1,250,000)                       $    1,367,493
Receivable for disposition of investments in Underlying Funds                                     3,964
Cash                                                                                             57,962
                                                                                        ---------------

            TOTAL ASSETS                                                                      1,429,419
                                                                                        ---------------

LIABILITIES

Board of directors fees payable                                                                   9,375
Other accrued expenses                                                                           48,625
                                                                                        ---------------

               TOTAL LIABILITIES                                                                 58,000
                                                                                        ---------------

               MEMBERS' CAPITAL                                                          $    1,371,419
                                                                                        ===============

Units Outstanding (100,000,000 units authorized)                                                127,406
Net Asset Value per Unit (offering and redemption price per unit)                                $10.76


                 See Accompanying Notes to Financial Statements
                                        3

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                          YEAR ENDED
                                                                                       DECEMBER 31, 2003
INVESTMENT INCOME
       Interest                                                                          $          330
                                                                                        ---------------

                  TOTAL INVESTMENT INCOME                                                           330
                                                                                        ---------------

EXPENSES
       OPERATING EXPENSES:
           Accounting and administration fees                                                   108,000
           Professional fees                                                                     55,000
           Management fees                                                                       13,047
           Board of directors fees                                                               13,250
           Other expenses                                                                        13,548
                                                                                        ---------------

                  TOTAL OPERATING EXPENSES                                                      202,845
                                                                                        ---------------

           Reimbursement from Investment Manager                                               (185,967)
           Accounting and administration fees waived                                             (1,875)
                                                                                        ---------------

                  NET OPERATING EXPENSES                                                         15,003
                                                                                        ---------------

                  NET INVESTMENT LOSS                                                           (14,673)

REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS
           Net realized gain on investments in Underlying Funds                                  10,308
           Net appreciation of investments in Underlying Funds                                   89,852
                                                                                        ---------------

                  NET REALIZED AND UNREALIZED GAIN ON UNDERLYING FUNDS                          100,160

                  INCREASE IN MEMBERS' CAPITAL FROM OPERATIONS                           $       85,487
                                                                                        ===============


                 See Accompanying Notes to Financial Statements
                                        4

ACP CONTINUUM RETURN FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                                              APRIL 1, 2002
                                                                                              (COMMENCEMENT OF
                                                                           YEAR ENDED          OPERATIONS) TO
                                                                       DECEMBER 31, 2003     DECEMBER 31, 2002

Members' capital at beginning of period                               $        1,260,932     $                -

    Capital contributions                                                         25,000              1,250,613

    Net investment loss                                                          (14,673)               (17,322)

    Net realized gain on investments in Underlying Funds                          10,308                      -

    Net appreciation of investments in Underlying Funds                           89,852                 27,641
                                                                      ------------------    -------------------

            Members' capital at end of period                          $       1,371,419     $        1,260,932
                                                                      ==================    ===================


                 See Accompanying Notes to Financial Statements
                                        5

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                                   YEAR ENDED
                                                                                                DECEMBER 31, 2003

CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital from operations                                                     $        85,487
       Adjustments to reconcile increase in members' capital from operations to net cash provided by operating activities:
            Purchases of investments in Underlying Funds                                                (200,000)
            Receivable on investments in Underlying Funds                                                 (3,964)
            Proceeds from investments in Underlying Funds                                                185,308
            Increase in interest receivable                                                                    5
            Net realized gain on investments in Underlying Funds                                         (10,308)
            Net appreciation on investments in Underlying Funds                                          (89,852)
            Decrease in receivable from Investment Manager                                               162,317
            Decrease in accrued expenses                                                                 (99,442)
                                                                                                -----------------
       Net cash provided by operating activities                                                          29,551
                                                                                                -----------------

CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                              25,000
                                                                                                -----------------
       Net cash provided by financing activities                                                          25,000
                                                                                                -----------------

Net increase in cash and cash equivalents                                                                 54,551
Cash and cash equivalents at beginning of year                                                             3,411
                                                                                                -----------------
Cash and cash equivalents at end of year                                                         $        57,962
                                                                                                =================


                 See Accompanying Notes to Financial Statements
                                        6

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The Investment Manager is a majority-owned subsidiary of Turner Investment Partners, Inc. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   NET ASSET VALUATION

          The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

          Interest income is recorded on the accrual basis.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   FUND EXPENSES

          The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the year ended December 31, 2003, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $185,967.

     C.   INCOME TAXES

          The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.   CASH AND CASH EQUIVALENTS

          The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2003, the Fund held $57,962 in cash at PNC Bank.

     E.   ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustments resulted in a decrease to the management fee of $3,259 for the year ended December 31, 2003.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,500 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC agreed to waive fees in the amount of $1,875. These fees, as well as $38,596 of fees waived by PFPC during the prior fiscal period, may be recovered by PFPC if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     Total purchases of Underlying Funds for the year ended December 31, 2003, amounted to $200,000. Total proceeds from sales of Underlying Funds for the year ended December 31, 2003, amounted to $185,308. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of December 31, 2003.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Arbitrage Associates, LP invests primarily in securities of United States issuers that are or may become subject to a tender offer, merger, liquidation, recapitalization, spin-off, proxy contest, exchange offer, leveraged buyout or bankruptcy. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

     Argent LowLev Convertible Arbitrage Fund LLC seeks to earn consistent income and profit primarily from a diversified portfolio of hedged convertible securities, including, among other things, bonds, preferred stock, warrants and options. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

     Mellon HBV Rediscovered Opportunities Fund, LP seeks to attain high risk-adjusted returns primarily by investing in a diversified portfolio of distressed investments, while minimizing downside exposure through a strict application of risk control measures and selective short selling. This Underlying Fund allows for redemptions as of each July 31 and January 31 occurring on or after the 12-month anniversary date on which the Fund made a capital contribution, provided that 60 days prior notice is given.

     Taconic Capital Partners, LP focuses on event investing, which it defines as investing in securities and instruments of companies undergoing extraordinary corporate events that its general partner believes will change the companies' financial structures. This Underlying Fund allows for redemptions of up to 25% of the capital related to a contribution at the end of each 3-month anniversary of that contribution, subject to 60 days prior notice. Additional redemptions are allowed on the one-year anniversary of the contribution, subject to 60 days prior notice.

     Tiedemann Invictus Equity Statistical Arbitrage Fund, LP seeks to exploit price disparities between stocks within groups. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Van Eck Hard Assets, LP seeks capital appreciation primarily through investments in "hard asset" securities and "hard asset" commodities, which includes companies that are directly or indirectly engaged in the exploration, development, production, servicing or distribution of one or more of the following: gas, petroleum, petrochemicals or other hydrocarbons, real estate, precious metals, forest products, ferrous and non-ferrous metals, and other basis and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, beginning six months after the investment.

     West Broadway Partners, LP seeks to achieve capital appreciation and limit risk through hedged trading strategies that its general partner believes differ from those that follow traditional portfolio management. It seeks to achieve its objective by investing in securities, commodities and other instruments that present arbitrage opportunities and opportunities resulting from price disparities of related securities. This Underlying Fund allows for redemptions at the end of each calendar quarter upon 30 days prior notice.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the year ended December 31, 2003 were as follows:

          Number of Units issued                                     2,349
          Number of Units redeemed                                      (0)
                                                                   -------
          Net increase in Units outstanding                          2,349
          Units outstanding, beginning of period                   125,057
                                                                   -------
          Units outstanding, end of period                         127,406
                                                                   =======


         Per Unit Operating Performance:

                                                                            Year Ended             April 1, 2002 to
                                                                          December, 2003           December 31, 2002

              Net asset value at beginning of period                          $10.08                    $10.00

              Income from investment operations
              Net investment loss                                              (0.12)                    (0.14)
              Net realized and unrealized gain from investments                 0.80                      0.22
                                                                                ----                      ----
              Total from investment operations                                  0.68                      0.08
                                                                                -----                     ----

              Net increase in net asset value                                   0.68                      0.08
                                                                                ----                      ----
              Net asset value at end of period                                $10.76                    $10.08
                                                                               =====                     =====

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                               Year Ended            April 1, 2002 to
                                                              December 31, 2003       December 31, 2002
         Net investment loss                                       (1.12)%                 (1.85)%

         Gross expenses                                            15.55%                  23.31%
         Expenses waived / reimbursed                              14.40%                  21.45%
         Net expenses                                               1.15%                   1.86%

         Total return (not annualized)                              6.76%                   0.83%

         An individual Member's ratios and return may vary from the above based on the timing of capital contributions.

         Portfolio Turnover                                           14%                      0%

         Members' Capital at end of period (000s)                  $1,371                  $1,261

ACP CONTINUUM RETURN FUND II, LLC

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

The identity of the Directors and brief biographical information is set forth below. An asterisk indicates each Director who is deemed to be an "interested person", as defined in the Investment Company Act, of the Fund. The Statement of Additional Information includes additional information about fund directors and is available upon request

  NAME, AGE, ADDRESS AND         LENGTH OF TIME     PRINCIPAL OCCUPATION DURING     OTHER DIRECTORSHIPS HELD BY DIRECTOR
    POSITION WITH FUND               SERVED               PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------

 Mr. Robert Turner*             Since inception     Chief Investment Officer -     Turner Funds, Berwyn, PA; Alpha Select
 Age 47                                             Growth Equities and            Funds, Berwyn, PA; ACP Strategic
 1205 Westlakes Drive                               Chairman of Turner             Opportunities Fund II, LLC, Berwyn, PA;
 Suite 100, Berwyn, PA                              Investment Partners, Inc.      Westlakes Institutional Portfolios,
 Director                                                                          Berwyn, PA; ACP Funds Trust, Berwyn,
                                                                                   PA; Episcopal Academy, Mercer, PA; and
                                                                                   Bradley University, Peoria, IL

 Mr. John Connors               Since inception     Portfolio Manager, Guyasuta    ACP Strategic Opportunities Fund II,
 Age 60                                             Investment Advisors;           LLC, Berwyn, PA; Westlakes
 467 Belrose Lane                                   previously, Portfolio          Institutional Portfolios, Berwyn, PA;
 Radnor, PA                                         Manager, Delaware              and ACP Funds Trust, Berwyn, PA
 Director                                           Investments

 Mr. John Van Roden             Since 2003          Senior Vice President and      ACP Strategic Opportunities Fund II,
 Age 54                                             Chief Financial Officer        LLC, Berwyn, PA; and ACP Funds Trust,
 1439 Lanes End                                     Glatfelter, 2003- present.     Berwyn, PA;
 Villanova, PA                                      Senior Vice President and
 Director                                           Chief Financial Officer
                                                    Conectiv 1998-2003

 * Mr. Turner is considered an "interested  person" of the Fund as that term is defined in the Investment  Company Act. Mr.
 Turner is the Chairman and Chief Investment  Officer - Growth Equities of Turner  Investment  Partners,  Inc.  ("Turner").
 Mr. Turner also owns a majority interest in Turner.  Turner owns a majority interest in Ascendant Capital Partners, LLC.

ACP CONTINUUM RETURN FUND II, LLC

FUND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.

  NAME, AGE AND POSITION WITH FUND        LENGTH OF TIME SERVED      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley                        Since inception           President & Co-Chief Executive Officer for Turner
Age 40                                                              Investment Partners, Inc.
President

John H. Grady                             Since inception           General Counsel and Chief Operating Officer of
Age 42                                                              Turner Investment Partners Inc.; previously,
Executive Vice President and Chief                                  Partner, Morgan Lewis & Bockius, LLP
  Operating Officer

Thomas R. Trala                           Since inception           Treasurer and Chief Financial Officer of Turner
Age 37                                                              Investment Partners, Inc.
Treasurer and Chief Financial Officer

Gary Shugrue                              Since inception           Chief Investment Officer of Ascendant Capital
Age 49                                                              Partners, LLC; previously, Chief Operating
Vice President and Chief Investment                                 Officer for Double Agent, LLC; and General
  Officer                                                           Partner of Argos Advisors

Brian Ferko                               Since inception           Product Manager/ Director of Mutual Fund
Age 32                                                              Administration and Operations of Turner
Vice President                                                      Investment Partners, Inc.; previously, Account
                                                                    Director, SEI Investments

John Canning                              Since inception           Sub advisory Institutional Service Product
Age 33                                                              Manager, Turner Investment Partners, Inc.;
Vice President                                                      previously, Transfer Agent Manager, Pilgrim
                                                                    Baxter and Associates; Portfolio Implementation
                                                                    Analyst, SEI Investments

Rami Livelsberger                         Since inception           Legal Assistant, Turner Investment Partners,
Age 28                                                              Inc.; previously, Legal Assistant, Morgan Lewis &
Vice President and Assistant Secretary                              Bockius, LLP; Temporary Employee, Kelly Services;
                                                                    Temporary Employee, McCallion

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


     As of the end of the period covered by the report, the Board of Directors of the ACP Continuum Return Fund II, LLC has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committees met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and types of the Company and in light of the nature of the accounting and valuation issues they have presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $25,000 for 2002 and $30,000 for 2003.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,000 for 2002 and $5,000 for 2003.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and 0 for 2003.



     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


                        ACP CONTINUUM RETURN FUND II, LLC

                             AUDIT COMMITTEE CHARTER

          Pursuant to Article III of the Limited Liability Company Operating Agreement of ACP Continuum Return Fund II, LLC (the "Company"), the Board of Directors (the "Board") of the Company hereby establishes an Audit Committee (the "Committee") to oversee the financial reporting process and internal controls of the Company. The Board further adopt the following as the governing principles of the Committee.

Membership.
----------

          The Committee shall consist of all of the Company's Directors that are not "interested directors" as that term is defined under the Investment Company Act of 1940 (the "1940 Act"). In addition, no disinterested Director shall serve on the Committee if he or she has accepted any compensation from the Company, its adviser, any affiliated person of the Company, or any affiliated person of such a person, OTHER THAN in his or her capacity as a member of the Board, a member of the Committee, or a member of any other committee of the Board. The Committee shall elect from its own members a Chairperson, who shall preside over each meeting of the Committee.

Principal Responsibilities.
--------------------------

          The principal responsibilities of the Committee shall include:

o Recommending which firm to engage as the Company's independent auditor as required by Section 32 of the 1940 Act, and whether to terminate this relationship.

o Reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and its independence.

o Pre-approving all audit and permitted non-audit services the independent auditor provides to the Company, and all services that the independent auditor provides to the Company's investment adviser(s) and advisory affiliates (whether or not directly related to the Company's operations and financial reporting); except that (a) services provided to a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser, and (b) DE MINIMIS non-audit services, 1 shall not require pre-approval.


--------------------------
1 A non-audit service is DE MINIMIS if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Company, its investment adviser, and advisory affiliates that provide ongoing services to the Company for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Company did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

o Serving as a channel of communication between the independent auditor and the Board.

o Reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Company that are material to the Company as a whole, if any, and management's responses to any such reports.

o Reviewing any significant disputes between the Company's management and the independent auditor that arose in connection with the preparation of the Company's audited financial statements and any unusual circumstances reflected in those financial statements.

o Considering, in consultation with the independent auditors and the Company's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Company's internal financial controls.

o Reviewing, in consultation with the Company's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Company's financial statements.

o Reviewing the procedures employed by the Company in preparing published financial statements and related management commentaries.

Recommendation of Independent Auditors.
--------------------------------------

          In connection with the selection of the Company's independent auditors, the Committee shall consider the auditors': (a) basic approach and techniques; (b) knowledge and experience in the industry and other investment companies serviced by the firm; (c) procedures followed to assure the firm's independence; (d) policy regarding rotation of personnel assigned to the engagement; and (e) other quality control procedures. The Committee shall also consider the nature and quality of other services offered by the firm, the firm's manner of communicating weaknesses noted in the Company's internal control system, the basis for determining its fees, and management's attitude toward the firm.

Review by Committee.
-------------------

          The Committee shall periodically review all procedures adopted by the Company relating to the Company's financial statements, including those procedures (if any) relating to: (i) the valuation of securities and the computation of the Company's net asset value; (ii) the valuation of securities for which market quotations are not readily available (including Rule 144A securities); and (iii) the pricing services used by the Company.

ADOPTED: JUNE 10, 2003

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) Not applicable.

                    (c) 100%

                    (d) Not applicable.

     (f) There were no percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $5,000 for 2002 and $115,912 for 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                         ASCENDANT CAPITAL PARTNERS, LLC

                       Proxy Voting Policy and Procedures

Ascendant Capital Partners, LLC (Ascendant or ACP), acts as a fiduciary in relation to clients and the assets entrusted by them to its management. Where the assets placed in ACP's care include shares of corporate stock, and except where the client has expressly reserved to itself the duty to vote proxies, it is ACP's duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Ascendant has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Ascendant may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Ascendant will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by it. Ascendant shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Since Ascendant primarily invests client assets in funds exempt from registration and regulation under the federal securities laws, and since the interest it acquires in such funds typically is a non-voting limited partner or member interest (except under specified, often unusual circumstances), Ascendant does not expect there to be many (if any) meetings convened at which it is expected to vote shares or other interests held (or controlled) by it for the benefit of its clients.

Nonetheless, where client holdings are voting securities and a meeting of securityholders is convened, Ascendant will take the following steps to carry out its fiduciary duties as to the client and its assets:

         Ascendant will track shareholder meetings convened by companies whose voting securities are held in its client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

         Consistent with these duties, Ascendant will rely principally upon research received from, or otherwise delegate all or certain aspects of the proxy voting process to, Institutional Shareholder Services and its Proxy Voting Service (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.

         To the extent that it relies upon or delegates duties to PVS, Ascendant will periodically review the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. As appropriate, Ascendant will periodically satisfy itself that PVS operates a system reasonably designed to identify all such meetings and to provide ACP with timely notice of the date, time and place of such meetings.

         Ascendant will further review the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and will satisfy itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.

         Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Ascendant's client accounts, Ascendant has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with its preferences. PVS will vote any such shares subject to that direction in strict accordance with all such instructions.

Conflicts of Interest:

Ascendant's stock is not publicly traded, and it is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no ACP affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts. Therefore, it believes that any particular proxy issues involving companies that engage Ascendant, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients.

Nevertheless, in order to avoid even the appearance of a conflict of interest, the officers of Ascendant will determine, by surveying the Firm's employees or otherwise, whether Ascendant, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the firm will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence its decision to provide direction to PVS on a given vote or issue. Further to that end, ACP will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Ascendant client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review. Ascendant will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.

Obtaining Proxy Voting Information:

To obtain information on how Ascendant voted proxies, please contact:

         Gary E. Shugrue
         c/o Ascendant Capital Partners LLC
         1205 Westlakes Drive, Suite 100
         Berwyn, PA 19312


Recordkeeping:

ACP shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Ascendant that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.


Adopted:  This 5th day of August, 2003

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is subject of disclosure by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        ACP Continuum Return Fund II, LLC
            ------------------------------------------------------------

By (Signature and Title)*  /s/ John H. Grady, Jr.
                         -------------------------------------------------------
                           John H. Grady, Jr.
                           Executive Vice President and Chief Operating Officer (principal executive officer)

Date     MARCH 11, 2004
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John H. Grady, Jr.
                         -------------------------------------------------------
                           John H. Grady, Jr.
                           Executive Vice President and Chief Operating Officer (principal executive officer)

Date     MARCH 11, 2004
    --------------------------------------------------------------------


By (Signature and Title)*  /s/Thomas R. Trala
                         -------------------------------------------------------
                           Thomas R. Trala
                           Treasurer and Chief Financial Officer
                           (principal financial officer)

Date     March 10, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.